Segment reporting (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Segment Reporting Information By Segment Text Block
December 31, 2013
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,260,537	$280,271	$-
Provision (reversal of provision) for loan losses	616,883	(14,718)	-
Non-interest income	281,894	55,808	-
Amortization of intangibles	7,162	2,721	-
Depreciation expense	38,282	9,237	-
Other operating expenses	943,444	219,493	-
Income tax (benefit) expense	(236,898)	2,795	-
Net income	$173,558	$116,551	$-
Segment assets	$26,883,073	$8,724,784	$(24,609)

December 31, 2013
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,540,808	$(108,228)	$-	$1,432,580
Provision for loan losses	602,165	398	-	602,563
Non-interest income	337,702	475,663	(2,796)	810,569
Amortization of intangibles	9,883	-	-	9,883
Depreciation expense	47,519	643	-	48,162
Loss on early extinguishment of debt	-	3,388	-	3,388
Other operating expenses	1,162,937	70,997	(2,781)	1,231,153
Income tax benefit	(234,103)	(17,082)	(142)	(251,327)
Net income	$290,109	$309,091	$127	$599,327
Segment assets	$35,583,248	$5,495,498	$(5,329,413)	$35,749,333

December 31, 2012
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,199,210	$281,686	$-
Provision for loan losses	356,496	52,041	-
Non-interest income	401,417	56,864	-
Amortization of intangibles	7,351	2,721	-
Depreciation expense	37,321	8,157	-
Loss on early extinguishment of debt	25,196	-	-
Other operating expenses	903,677	225,893	-
Income tax (benefit) expense	(20,245)	3,745	-
Net income	$290,831	$45,993	$-
Segment assets	$27,600,235	$8,651,790	$(31,792)

December 31, 2012
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,480,896	$(104,750)	$487	$1,376,633
Provision for loan losses	408,537	404	-	408,941
Non-interest income	458,281	76,156	(3,225)	531,212
Amortization of intangibles	10,072	-	-	10,072
Depreciation expense	45,478	1,258	-	46,736
Loss on early extinguishment of debt	25,196	-	-	25,196
Other operating expenses	1,129,570	71,579	(3,121)	1,198,028
Income tax benefit	(16,500)	(9,945)	42	(26,403)
Net income (loss)	$336,824	$(91,890)	$341	$245,275
Segment assets	$36,220,233	$5,308,327	$(5,021,025)	$36,507,535

December 31, 2011
	Banco Popular	Banco Popular	Intersegment
(In thousands)	de Puerto Rico	North America	Eliminations
Net interest income	$1,240,700	$295,602	$-
Provision for loan losses	487,238	88,482	-
Non-interest income	488,459	74,896	-
Amortization of intangibles	6,933	2,721	-
Depreciation expense	37,180	7,665	-
Loss on early extinguishment of debt	693	-	-
Other operating expenses	845,821	237,967	-
Income tax expense	119,819	3,745	-
Net income	$231,475	$29,918	$-
Segment assets	$28,423,064	$8,581,209	$(26,447)

December 31, 2011
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,536,302	$(101,607)	$650	$1,435,345
Provision for loan losses	575,720	-	-	575,720
Non-interest income	563,355	64,642	(2,571)	625,426
Amortization of intangibles	9,654	-	-	9,654
Depreciation expense	44,845	1,601	-	46,446
Loss on early extinguishment of debt	693	8,000	-	8,693
Other operating expenses	1,083,788	73,415	(3,197)	1,154,006
Income tax expense (benefit)	123,564	(9,145)	508	114,927
Net income (loss)	$261,393	$(110,836)	$768	$151,325
Segment assets	$36,977,826	$5,348,638	$(4,978,032)	$37,348,432

December 31, 2013
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$493,836	$757,039	$9,662	$-	$1,260,537
Provision for loan losses	180,228	436,655	-	-	616,883
Non-interest (expense) income	(41,362)	224,080	99,243	(67)	281,894
Amortization of intangibles	4	6,837	321	-	7,162
Depreciation expense	16,083	20,981	1,218	-	38,282
Other operating expenses	296,319	578,903	68,289	(67)	943,444
Income tax (benefit) expense	(66,747)	(182,471)	12,320	-	(236,898)
Net income	$26,587	$120,214	$26,757	$-	$173,558
Segment assets	$10,803,992	$18,083,293	$576,299	$(2,580,511)	$26,883,073

December 31, 2012
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$424,467	$762,857	$11,882	$4	$1,199,210
Provision for loan losses	149,597	206,899	-	-	356,496
Non-interest income	19,426	269,190	112,949	(148)	401,417
Amortization of intangibles	13	6,833	505	-	7,351
Depreciation expense	16,840	19,522	959	-	37,321
Loss on early extinguishment of debt	8,037	17,159	-	-	25,196
Other operating expenses	279,358	555,797	68,670	(148)	903,677
Income tax (benefit) expense	(33,068)	(1,460)	14,281	2	(20,245)
Net income	$23,116	$227,297	$40,416	$2	$290,831
Segment assets	$12,770,793	$19,668,009	$632,676	$(5,471,243)	$27,600,235

December 31, 2011
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$501,946	$727,050	$11,600	$104	$1,240,700
Provision for loan losses	356,905	130,333	-	-	487,238
Non-interest income	173,764	209,100	105,632	(37)	488,459
Amortization of intangibles	103	6,175	655	-	6,933
Depreciation expense	16,928	19,297	955	-	37,180
Loss on early extinguishment of debt	693	-	-	-	693
Other operating expenses	257,830	523,423	64,759	(191)	845,821
Income tax expense	38,332	67,678	13,707	102	119,819
Net income	$4,919	$189,244	$37,156	$156	$231,475
Segment assets	$13,643,862	$20,035,526	$1,225,247	$(6,481,571)	$28,423,064

December 31, 2013
Banco Popular North America
	Banco Popular			Total Banco Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$277,235	$3,036	$-	$280,271
(Reversal of provision) provision for loan losses	(17,541)	2,823	-	(14,718)
Non-interest income	55,389	419	-	55,808
Amortization of intangibles	2,721	-	-	2,721
Depreciation expense	9,237	-	-	9,237
Other operating expenses	217,053	2,440	-	219,493
Income tax expense (benefit)	4,012	(1,217)	-	2,795
Net income (loss)	$117,142	$(591)	$-	$116,551
Segment assets	$9,453,934	$315,712	$(1,044,862)	$8,724,784

December 31, 2012
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$278,228	$3,458	$-	$281,686
Provision for loan losses	36,841	15,200	-	52,041
Non-interest income	53,749	3,115	-	56,864
Amortization of intangibles	2,721	-	-	2,721
Depreciation expense	8,157	-	-	8,157
Other operating expenses	223,069	2,824	-	225,893
Income tax expense	3,745	-	-	3,745
Net income (loss)	$57,444	$(11,451)	$-	$45,993
Segment assets	$9,378,779	$367,362	$(1,094,351)	$8,651,790

December 31, 2011
Banco Popular North America
				Total Banco
	Banco Popular			Popular North
(In thousands)	North America	E-LOAN	Eliminations	America
Net interest income	$294,224	$1,378	$-	$295,602
Provision for loan losses	61,753	26,729	-	88,482
Non-interest income	69,269	5,627	-	74,896
Amortization of intangibles	2,721	-	-	2,721
Depreciation expense	7,665	-	-	7,665
Other operating expenses	229,998	7,969	-	237,967
Income tax expense	3,745	-	-	3,745
Net income (loss)	$57,611	$(27,693)	$-	$29,918
Segment assets	$9,289,507	$418,436	$(1,126,734)	$8,581,209

Schedule Of Revenue From External Customers Attributed To Foreign Countries By Geographic Area Text Block
Geographic Information

(In thousands)	2013	2012	2011
Revenues:[1]
Puerto Rico	$1,838,657	$1,492,796	$1,620,020
United States	325,857	316,906	347,460
Other	78,635	98,143	93,291
Total consolidated revenues	$2,243,149	$1,907,845	$2,060,771

Schedule Of Selected Balance Sheet Information By Geographical Area Table [Text Block]
Selected Balance Sheet Information
(In thousands)	2013	2012	2011
Puerto Rico
Total assets	$25,714,758	$26,582,248	$27,410,644
Loans	18,107,764	18,484,977	18,594,751
Deposits	19,730,408	19,984,830	20,696,606
United States
Total assets	$8,897,535	$8,816,143	$8,708,709
Loans	5,839,115	5,852,705	5,845,359
Deposits	6,007,159	6,049,168	6,151,959
Other
Total assets	$1,137,040	$1,109,144	$1,229,079
Loans	759,840	755,950	874,282
Deposits [1]	973,578	966,615	1,093,562
[1] Represents deposits from BPPR operations located in the US and British Virgin Islands.